PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) t in Millions, $ in Millions		12 Months Ended
	Mar. 16, 2020 USD ($)	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($)	Nov. 19, 2021 USD ($)	Oct. 26, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Commitments in relation to associates		$ 1,562	$ 1,276
Commitments in relation to joint ventures		1,140	1,570
Provision of guarantees or collateral to entity, third party transactions		146	150
Property, plant and equipment, pledged as security		111	136
Contractual commitments to sell		292	211
ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of transactions between related parties [line items]
Contractual capital commitments		100	126
ArcelorMittal México S.A. de C.V.
Disclosure of transactions between related parties [line items]
Contractual capital commitments		158	196
Total amount of investment program		$ 1,000
Construction capacity (in tonnes) | t		2.5
ArcelorMittal Brasil S.A.
Disclosure of transactions between related parties [line items]
Other commitments, expected costs to be in compliance		$ 87
Fine for non-compliance with agreement, maximum		$ 18	19
Other commitments, industrial capital expenditure				$ 442
5.146 billion Term Loan, Due 2030
Disclosure of transactions between related parties [line items]
Guarantees (in percent)		60.00%
Notional amount	$ 5,146
Borrowings maturity, term	10 years
Asset-Based Revolving Credit Facility | Operating Subsidiaries | South Africa
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility		$ 113
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility		89
Associates
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		12	0
Commitments within sureties, guarantees, LOC, pledges, and other collateral		406	407
Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		4,295	4,477
Commitments within sureties, guarantees, LOC, pledges, and other collateral		452	173
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures		611	737
Enerfos
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures		515	604
Calvert | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		279	226
Al Jubail | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		175	347
Global Chartering Limited
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to lease obligations		323	242
AMNS India
Disclosure of transactions between related parties [line items]
Contractual capital commitments					$ 2,600
AMNS India | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		3,088	3,088
Acciaierie d'Italia | Joint ventures
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral		241
Other commitments, industrial capital expenditure		1,357
Decrease in other commitments		1,940
Other commitments, environmental capital expenditure		583
CACIB
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to joint venture agreement obligation			260
Kryvyi Rih industrial gas
Disclosure of transactions between related parties [line items]
Commitments in relation to associates		$ 819	$ 561